Debt - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2014
Debt Instrument [Line Items]
Long term borrowing agreement, maturity period	2 years
Long term borrowing agreement, start date	Mar. 13, 2013
Long term borrowing agreement, maturity date	Feb. 10, 2015
Long term borrowing agreement, maximum borrowing credit amount	$ 8.45
Long term borrowing agreement,effective interest rate	2.2459%
USD 6-month Libor
Debt Instrument [Line Items]
Long term borrowing agreement, percentage added to the reference rate	1.80%